UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH & INCOME FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2006

 [LOGO OF USAA]
     USAA(R)

                              USAA GROWTH &
                                     INCOME Fund

                                          [GRAPHIC OF USAA GROWTH & INCOME FUND]

                       1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2006

                                                                      (Form N-Q)

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USAA GROWTH & INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (97.1%)

              COMMON STOCKS (96.8%)

              CONSUMER DISCRETIONARY (14.5%)
              ------------------------------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.6%)
    52,500    Carter's, Inc.*                                                                $    1,482
   198,775    Coach, Inc.*                                                                        7,880
                                                                                             ----------
                                                                                                  9,362
                                                                                             ----------
              APPAREL RETAIL (0.9%)
    16,300    Abercrombie & Fitch Co. "A"                                                         1,250
   196,425    American Eagle Outfitters, Inc.                                                     8,996
    39,850    Jos. A. Bank Clothiers, Inc.*(a)                                                    1,183
    60,600    TJX Companies, Inc.                                                                 1,754
                                                                                             ----------
                                                                                                 13,183
                                                                                             ----------
              AUTOMOBILE MANUFACTURERS (0.2%)
    79,900    Winnebago Industries, Inc.                                                          2,660
                                                                                             ----------
              AUTOMOTIVE RETAIL (0.6%)
   230,900    Advance Auto Parts, Inc.                                                            8,086
    44,800    O'Reilly Automotive, Inc.*                                                          1,447
                                                                                             ----------
                                                                                                  9,533
                                                                                             ----------
              BROADCASTING & CABLE TV (0.4%)
   150,500    CBS Corp. "B"                                                                       4,355
    39,700    Univision Communications, Inc. "A"*                                                 1,392
                                                                                             ----------
                                                                                                  5,747
                                                                                             ----------
              CASINOS & GAMING (0.6%)
    72,175    Las Vegas Sands Corp.*(a)                                                           5,500
    60,800    Penn National Gaming, Inc.*                                                         2,223
    28,900    Scientific Games Corp. "A"*                                                           810
    20,000    Shuffle Master, Inc.*(a)                                                              560
                                                                                             ----------
                                                                                                  9,093
                                                                                             ----------
              CATALOG RETAIL (0.1%)
    34,200    Coldwater Creek, Inc.*                                                              1,043
                                                                                             ----------
              COMPUTER & ELECTRONICS RETAIL (0.5%)
   130,725    Best Buy Co., Inc.                                                                  7,223
                                                                                             ----------
              CONSUMER ELECTRONICS (0.4%)
   102,200    Garmin Ltd.(a)                                                                      5,458
                                                                                             ----------
              DEPARTMENT STORES (0.9%)
    50,900    Federated Department Stores, Inc.                                                   2,235
   113,300    Nordstrom, Inc.                                                                     5,365
    35,125    Sears Holdings Corp.*                                                               6,128
                                                                                             ----------
                                                                                                 13,728
                                                                                             ----------
              DISTRIBUTORS (0.3%)
    85,100    Genuine Parts Co.                                                                   3,874
                                                                                             ----------
              GENERAL MERCHANDISE STORES (0.7%)
   240,100    Dollar General Corp.                                                                3,369
   221,800    Family Dollar Stores, Inc.                                                          6,532
                                                                                             ----------
                                                                                                  9,901
                                                                                             ----------

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USAA GROWTH & INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              HOME IMPROVEMENT RETAIL (0.5%)
   127,200    Sherwin-Williams Co.                                                           $    7,534
                                                                                             ----------
              HOTELS, RESORTS, & CRUISE LINES (1.8%)
   172,200    Carnival Corp.(a)                                                                   8,407
   166,000    Royal Caribbean Cruises Ltd.                                                        6,723
   178,225    Starwood Hotels and Resorts, Inc.                                                  10,647
                                                                                             ----------
                                                                                                 25,777
                                                                                             ----------
              HOUSEHOLD APPLIANCES (1.6%)
   311,000    Stanley Works(a)                                                                   14,819
    91,500    Whirlpool Corp.                                                                     7,954
                                                                                             ----------
                                                                                                 22,773
                                                                                             ----------
              INTERNET RETAIL (0.1%)
    23,700    Priceline.com, Inc.*(a)                                                               955
                                                                                             ----------
              LEISURE PRODUCTS (0.6%)
   420,100    Mattel, Inc.                                                                        9,507
                                                                                             ----------
              MOTORCYCLE MANUFACTURERS (0.6%)
   124,750    Harley-Davidson, Inc.                                                               8,562
                                                                                             ----------
              MOVIES & ENTERTAINMENT (0.8%)
   335,425    News Corp. "A"                                                                      6,994
   107,100    Viacom, Inc. "B"*                                                                   4,168
                                                                                             ----------
                                                                                                 11,162
                                                                                             ----------
              PUBLISHING (0.8%)
    82,200    Gannett Co., Inc.                                                                   4,861
   106,875    McGraw-Hill Companies, Inc.                                                         6,858
                                                                                             ----------
                                                                                                 11,719
                                                                                             ----------
              RESTAURANTS (1.3%)
   132,825    Chipotle Mexican Grill, Inc. "A"*(a)                                                7,956
    35,300    RARE Hospitality International, Inc.*                                               1,112
   332,075    Tim Hortons, Inc.                                                                   9,597
                                                                                             ----------
                                                                                                 18,665
                                                                                             ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
    28,900    Steiner Leisure Ltd.*                                                               1,319
                                                                                             ----------
              SPECIALTY STORES (0.1%)
    50,300    Staples, Inc.                                                                       1,297
                                                                                             ----------
              Total Consumer Discretionary                                                      210,075
                                                                                             ----------
              CONSUMER STAPLES (7.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.5%)
   208,450    Archer-Daniels-Midland Co.                                                          8,025
                                                                                             ----------
              DRUG RETAIL (0.5%)
   224,775    CVS Corp.                                                                           7,054
                                                                                             ----------
              HOUSEHOLD PRODUCTS (0.4%)
    20,800    Colgate-Palmolive Co.                                                               1,330
    67,200    Procter & Gamble Co.                                                                4,260
                                                                                             ----------
                                                                                                  5,590
                                                                                             ----------

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                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              HYPERMARKETS & SUPER CENTERS (0.2%)
    52,800    Wal-Mart Stores, Inc.                                                          $    2,602
                                                                                             ----------
              PACKAGED FOODS & MEAT (0.5%)
   174,600    ConAgra Foods, Inc.                                                                 4,566
    35,600    General Mills, Inc.                                                                 2,023
                                                                                             ----------
                                                                                                  6,589
                                                                                             ----------
              SOFT DRINKS (1.0%)
   125,775    Hansen Natural Corp.*(a)                                                            3,993
   172,900    PepsiCo, Inc.                                                                      10,969
                                                                                             ----------
                                                                                                 14,962
                                                                                             ----------
              TOBACCO (4.1%)
   235,800    Altria Group, Inc.                                                                 19,178
   167,400    Imperial Tobacco Group plc ADR                                                     11,942
   164,500    Loews Corp. - Carolina Group                                                        9,511
   123,600    Reynolds American, Inc.(a)                                                          7,807
   203,100    UST, Inc.                                                                          10,878
                                                                                             ----------
                                                                                                 59,316
                                                                                             ----------
              Total Consumer Staples                                                            104,138
                                                                                             ----------
              ENERGY (6.6%)
              -------------
              INTEGRATED OIL & GAS (3.3%)
    67,000    BP plc ADR                                                                          4,496
    49,600    Chevron Corp.                                                                       3,333
   244,400    ConocoPhillips                                                                     14,723
    83,500    Exxon Mobil Corp.                                                                   5,963
    43,460    Marathon Oil Corp.                                                                  3,755
    68,000    Murphy Oil Corp.                                                                    3,207
   253,900    Occidental Petroleum Corp.                                                         11,918
                                                                                             ----------
                                                                                                 47,395
                                                                                             ----------
              OIL & GAS DRILLING (0.4%)
    64,400    GlobalSantaFe Corp.(a)                                                              3,342
     6,700    Noble Corp.                                                                           470
    69,100    Patterson-UTI Energy, Inc.                                                          1,603
                                                                                             ----------
                                                                                                  5,415
                                                                                             ----------
              OIL & GAS EQUIPMENT & SERVICES (1.2%)
    91,875    Baker Hughes, Inc.                                                                  6,344
    50,300    Complete Production Services, Inc.*                                                   970
   213,100    Halliburton Co.                                                                     6,894
    18,100    National-Oilwell Varco, Inc.*                                                       1,093
    42,700    Schlumberger Ltd.                                                                   2,694
                                                                                             ----------
                                                                                                 17,995
                                                                                             ----------
              OIL & GAS EXPLORATION & PRODUCTION (1.6%)
   129,000    Chesapeake Energy Corp.                                                             4,184
    15,900    EOG Resources, Inc.                                                                 1,058
    81,600    Noble Energy, Inc.                                                                  3,968
   231,225    Southwestern Energy Co.*                                                            8,227
    93,700    Ultra Petroleum Corp.*(a)                                                           5,001
    32,500    Woodside Petroleum Ltd. ADR                                                           948
                                                                                             ----------
                                                                                                 23,386
                                                                                             ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
   171,300    El Paso Corp.                                                                       2,347
                                                                                             ----------
              Total Energy                                                                       96,538
                                                                                             ----------

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USAA GROWTH & INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              FINANCIALS (22.0%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (2.9%)
    94,700    Affiliated Managers Group, Inc.*(a)                                            $    9,483
    44,750    BlackRock, Inc. "A"                                                                 6,750
   195,625    Nuveen Investments, Inc. "A"                                                        9,644
    49,300    State Street Corp.                                                                  3,167
   281,575    T. Rowe Price Group, Inc.                                                          13,321
                                                                                             ----------
                                                                                                 42,365
                                                                                             ----------
              CONSUMER FINANCE (1.6%)
    98,500    Capital One Financial Corp.                                                         7,814
   100,200    First Marblehead Corp.                                                              6,759
   174,000    SLM Corp.                                                                           8,470
                                                                                             ----------
                                                                                                 23,043
                                                                                             ----------
              DIVERSIFIED BANKS (0.6%)
   225,400    Wells Fargo & Co.                                                                   8,180
                                                                                             ----------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
    61,400    UBS AG                                                                              3,674
                                                                                             ----------
              INSURANCE BROKERS (0.5%)
   199,200    Willis Group Holdings Ltd.                                                          7,576
                                                                                             ----------
              INVESTMENT BANKING & BROKERAGE (2.6%)
    41,725    Bear Stearns Companies, Inc.                                                        6,315
   124,100    E*TRADE Financial Corp.*                                                            2,889
    62,275    Goldman Sachs Group, Inc.                                                          11,819
    73,900    Investment Technology Group, Inc.*                                                  3,451
   140,250    Lehman Brothers Holdings, Inc.                                                     10,917
    34,000    Merrill Lynch & Co., Inc.                                                           2,973
                                                                                             ----------
                                                                                                 38,364
                                                                                             ----------
              LIFE & HEALTH INSURANCE (0.4%)
    96,450    Principal Financial Group, Inc.                                                     5,448
                                                                                             ----------
              MULTI-LINE INSURANCE (1.8%)
   181,300    American International Group, Inc.                                                 12,178
   156,150    Hartford Financial Services Group, Inc.                                            13,611
                                                                                             ----------
                                                                                                 25,789
                                                                                             ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (2.9%)
   360,908    Bank of America Corp.                                                              19,442
   372,974    Citigroup, Inc.                                                                    18,709
    83,900    JPMorgan Chase & Co.                                                                3,980
                                                                                             ----------
                                                                                                 42,131
                                                                                             ----------
              PROPERTY & CASUALTY INSURANCE (2.4%)
    68,300    ACE Ltd.                                                                            3,910
   169,300    Allstate Corp.                                                                     10,388
   176,100    Axis Capital Holdings Ltd.                                                          5,785
    58,300    W.R. Berkley Corp.                                                                  2,149
   170,800    XL Capital Ltd. "A"(a)                                                             12,050
                                                                                             ----------
                                                                                                 34,282
                                                                                             ----------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (1.6%)
   466,275    CB Richard Ellis Group, Inc. "A"*                                                  14,002
    93,025    Jones Lang LaSalle, Inc.                                                            8,559
                                                                                             ----------
                                                                                                 22,561
                                                                                             ----------

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USAA GROWTH & INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              REGIONAL BANKS (0.7%)
    53,900    PNC Financial Services Group, Inc.                                             $    3,775
   241,400    South Financial Group, Inc.                                                         6,404
                                                                                             ----------
                                                                                                 10,179
                                                                                             ----------
              REITs - INDUSTRIAL (0.3%)
    86,000    First Industrial Realty Trust, Inc.(a)                                              3,953
                                                                                             ----------
              REITs - MORTGAGE (0.2%)
   182,800    Annaly Mortgage Management, Inc.                                                    2,398
                                                                                             ----------
              REITs - OFFICE (0.3%)
   424,000    American Financial Realty Trust(a)                                                  4,948
                                                                                             ----------
              REITs - RETAIL (0.2%)
    35,300    Simon Property Group, Inc.                                                          3,428
                                                                                             ----------
              SPECIALIZED FINANCE (0.8%)
    20,200    Chicago Mercantile Exchange Holdings, Inc.                                         10,120
    61,500    Nasdaq Stock Market, Inc.*                                                          2,198
                                                                                             ----------
                                                                                                 12,318
                                                                                             ----------
              THRIFTS & MORTGAGE FINANCE (2.0%)
    32,300    IndyMac Bancorp, Inc.                                                               1,468
    90,300    MGIC Investment Corp.                                                               5,306
   240,000    New York Community Bancorp, Inc.(a)                                                 3,924
   156,205    People's Bank(a)                                                                    6,358
   113,000    Radian Group, Inc.                                                                  6,023
   139,600    Washington Mutual, Inc.                                                             5,905
                                                                                             ----------
                                                                                                 28,984
                                                                                             ----------
              Total Financials                                                                  319,621
                                                                                             ----------
              HEALTH CARE (13.2%)
              -------------------
              BIOTECHNOLOGY (2.0%)
    35,500    Alkermes, Inc.*                                                                       596
    50,500    Amgen, Inc.*                                                                        3,834
    81,425    Celgene Corp.*                                                                      4,351
    14,900    Cephalon, Inc.*                                                                     1,046
    79,100    Genentech, Inc.*                                                                    6,589
   188,000    Gilead Sciences, Inc.*                                                             12,953
                                                                                             ----------
                                                                                                 29,369
                                                                                             ----------
              HEALTH CARE DISTRIBUTORS (0.1%)
    29,400    Patterson Companies, Inc.*                                                            966
                                                                                             ----------
              HEALTH CARE EQUIPMENT (2.5%)
   167,300    Baxter International, Inc.                                                          7,691
    26,200    Biomet, Inc.                                                                          991
   135,200    Hillenbrand Industries, Inc.                                                        7,934
   107,700    Medtronic, Inc.                                                                     5,243
   135,600    ResMed, Inc.*                                                                       5,965
   160,250    Stryker Corp.                                                                       8,379
                                                                                             ----------
                                                                                                 36,203
                                                                                             ----------

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                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              HEALTH CARE FACILITIES (0.9%)
   205,900    HEALTHSOUTH Corp.*(a)                                                          $    4,993
   199,300    Service Corp. International                                                         1,818
   176,900    Triad Hospitals, Inc.*                                                              6,550
                                                                                             ----------
                                                                                                 13,361
                                                                                             ----------
              HEALTH CARE SERVICES (1.8%)
    35,200    Amedisys, Inc.*(a)                                                                  1,428
   102,525    DaVita, Inc.*                                                                       5,704
     3,800    Express Scripts, Inc.*                                                                242
   239,925    Medco Health Solutions, Inc.*                                                      12,836
   152,200    Omnicare, Inc.(a)                                                                   5,765
                                                                                             ----------
                                                                                                 25,975
                                                                                             ----------
              LIFE SCIENCES TOOLS & SERVICES (0.1%)
    29,000    Waters Corp.*                                                                       1,444
                                                                                             ----------
              MANAGED HEALTH CARE (2.2%)
   170,900    Coventry Health Care, Inc.*                                                         8,024
    36,100    Health Net, Inc.*                                                                   1,499
   144,100    UnitedHealth Group, Inc.                                                            7,029
   207,828    WellPoint, Inc.*                                                                   15,861
                                                                                             ----------
                                                                                                 32,413
                                                                                             ----------
              PHARMACEUTICALS (3.6%)
    55,200    Abbott Laboratories                                                                 2,623
   347,300    Bristol-Myers Squibb Co.                                                            8,596
    37,000    Eisai Co. Ltd. ADR                                                                  1,898
    58,000    Elan Corp. plc ADR*                                                                   840
    61,800    Eli Lilly and Co.                                                                   3,461
    46,400    Forest Laboratories, Inc.*                                                          2,271
   455,500    Pfizer, Inc.                                                                       12,139
    71,000    Sanofi-Aventis ADR                                                                  3,031
   324,700    Schering-Plough Corp.                                                               7,189
   223,300    Valeant Pharmaceuticals International(a)                                            4,171
   104,100    Wyeth                                                                               5,312
                                                                                             ----------
                                                                                                 51,531
                                                                                             ----------
              Total Health Care                                                                 191,262
                                                                                             ----------
              INDUSTRIALS (10.6%)
              -------------------
              AEROSPACE & DEFENSE (3.5%)
    36,600    Boeing Co.                                                                          2,923
   156,200    Goodrich Corp.                                                                      6,887
   171,200    Honeywell International, Inc.                                                       7,211
   133,250    Lockheed Martin Corp.                                                              11,583
   265,300    Precision Castparts Corp.                                                          18,056
    56,200    United Technologies Corp.                                                           3,694
                                                                                             ----------
                                                                                                 50,354
                                                                                             ----------
              AIR FREIGHT & LOGISTICS (0.6%)
   144,225    Expeditors International of Washington, Inc.                                        6,838
    30,500    United Parcel Service, Inc. "B"                                                     2,298
                                                                                             ----------
                                                                                                  9,136
                                                                                             ----------
              CONSTRUCTION & ENGINEERING (0.1%)
    25,200    Fluor Corp.                                                                         1,976
                                                                                             ----------

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                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
    64,000    Joy Global, Inc.                                                               $    2,503
    26,200    Oshkosh Truck Corp.                                                                 1,184
    31,700    Terex Corp.*                                                                        1,641
                                                                                             ----------
                                                                                                  5,328
                                                                                             ----------
              DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.5%)
    82,200    Corporate Executive Board Co.                                                       7,383
                                                                                             ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (1.8%)
   635,200    American Power Conversion Corp.(a)                                                 19,202
    72,100    Emerson Electric Co.                                                                6,085
                                                                                             ----------
                                                                                                 25,287
                                                                                             ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    74,200    Waste Management, Inc.                                                              2,781
                                                                                             ----------
              HUMAN RESOURCES & EMPLOYMENT SERVICES (0.6%)
    20,400    Manpower, Inc.                                                                      1,383
   180,825    Monster Worldwide, Inc.*                                                            7,325
                                                                                             ----------
                                                                                                  8,708
                                                                                             ----------
              INDUSTRIAL CONGLOMERATES (0.7%)
    43,000    3M Co.                                                                              3,390
   197,600    General Electric Co.                                                                6,938
                                                                                             ----------
                                                                                                 10,328
                                                                                             ----------
              INDUSTRIAL MACHINERY (1.2%)
    29,300    Danaher Corp.                                                                       2,103
   206,600    Illinois Tool Works, Inc.                                                           9,902
   102,900    ITT Industries, Inc.                                                                5,597
                                                                                             ----------
                                                                                                 17,602
                                                                                             ----------
              RAILROADS (0.5%)
   100,200    Burlington Northern Santa Fe Corp.                                                  7,769
                                                                                             ----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)(b)
     9,000    Fastenal Co.                                                                          362
                                                                                             ----------
              TRUCKING (0.5%)
   120,700    Ryder System, Inc.                                                                  6,355
                                                                                             ----------
              Total Industrials                                                                 153,369
                                                                                             ----------
              INFORMATION TECHNOLOGY (15.6%)
              ------------------------------
              APPLICATION SOFTWARE (1.3%)
   123,900    Adobe Systems, Inc.*                                                                4,739
    34,900    Amdocs Ltd.*                                                                        1,353
    29,600    Autodesk, Inc.*                                                                     1,088
   609,850    BEA Systems, Inc.*                                                                  9,922
    28,300    Intuit, Inc.*                                                                         999
                                                                                             ----------
                                                                                                 18,101
                                                                                             ----------
              COMMUNICATIONS EQUIPMENT (2.9%)
   690,200    Cisco Systems, Inc.*                                                               16,655
   184,400    Corning, Inc.*(a)                                                                   3,767
    61,600    Foundry Networks, Inc.*                                                               780
   155,100    Harris Corp.                                                                        6,607

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==================--------------------------------------------------------------
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                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
   584,500    Nokia Corp. ADR                                                                $   11,620
    56,400    QUALCOMM, Inc.                                                                      2,052
                                                                                             ----------
                                                                                                 41,481
                                                                                             ----------
              COMPUTER HARDWARE (1.3%)
   205,200    Apple Computer, Inc.*                                                              16,638
    19,400    Avid Technology, Inc.*                                                                701
    38,700    Hewlett-Packard Co.                                                                 1,499
                                                                                             ----------
                                                                                                 18,838
                                                                                             ----------
              COMPUTER STORAGE & PERIPHERALS (1.2%)
   370,100    EMC Corp.*                                                                          4,534
   317,750    Network Appliance, Inc.*(a)                                                        11,598
    54,400    QLogic Corp.*                                                                       1,119
                                                                                             ----------
                                                                                                 17,251
                                                                                             ----------
              DATA PROCESSING & OUTSOURCED SERVICES (2.0%)
   239,100    Alliance Data Systems Corp.*                                                       14,518
    15,700    DST Systems, Inc.*                                                                    970
   192,675    Global Payments, Inc.                                                               8,422
    59,500    Mastercard, Inc. "A"                                                                4,409
                                                                                             ----------
                                                                                                 28,319
                                                                                             ----------
              ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
    26,500    Amphenol Corp. "A"                                                                  1,799
                                                                                             ----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
    58,700    Benchmark Electronics, Inc.*                                                        1,559
                                                                                             ----------
              INTERNET SOFTWARE & SERVICES (2.5%)
   279,175    Akamai Technologies, Inc.*                                                         13,082
    48,600    eBay, Inc.*                                                                         1,562
    46,450    Google, Inc. "A"*                                                                  22,128
                                                                                             ----------
                                                                                                 36,772
                                                                                             ----------
              IT CONSULTING & OTHER SERVICES (1.2%)
   183,700    Accenture Ltd. "A"                                                                  6,046
   151,700    Cognizant Technology Solutions Corp. "A"*                                          11,420
                                                                                             ----------
                                                                                                 17,466
                                                                                             ----------
              SEMICONDUCTOR EQUIPMENT (0.3%)
    53,700    Lam Research Corp.*                                                                 2,656
    14,600    MEMC Electronic Materials, Inc.*                                                      518
    40,950    Varian Semiconductor Equipment Associates, Inc.*                                    1,494
                                                                                             ----------
                                                                                                  4,668
                                                                                             ----------
              SEMICONDUCTORS (0.5%)
    42,600    Intel Corp.                                                                           909
    46,300    Maxim Integrated Products, Inc.                                                     1,389
   157,750    NVIDIA Corp.*                                                                       5,501
                                                                                             ----------
                                                                                                  7,799
                                                                                             ----------
              SYSTEMS SOFTWARE (1.7%)
   194,400    Microsoft Corp.                                                                     5,581
   716,925    Oracle Corp.*                                                                      13,242
   309,500    Symantec Corp.*                                                                     6,140
                                                                                             ----------
                                                                                                 24,963
                                                                                             ----------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              TECHNOLOGY DISTRIBUTORS (0.5%)
     4,900    CDW Corp.                                                                      $      322
   190,900    Tech Data Corp.*                                                                    7,512
                                                                                             ----------
                                                                                                  7,834
                                                                                             ----------
              Total Information Technology                                                      226,850
                                                                                             ----------
              MATERIALS (1.6%)
              ----------------
              DIVERSIFIED CHEMICALS (0.4%)
   131,300    E.I. du Pont de Nemours & Co.(a)                                                    6,014
                                                                                             ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
   161,900    Monsanto Co.                                                                        7,159
                                                                                             ----------
              GOLD (0.1%)
    23,300    Freeport-McMoRan Copper & Gold, Inc. "B"                                            1,409
                                                                                             ----------
              STEEL (0.6%)
    68,800    Allegheny Technologies, Inc.                                                        5,417
   102,100    Companhia Vale do Rio Doce ADR                                                      2,597
                                                                                             ----------
                                                                                                  8,014
                                                                                             ----------
              Total Materials                                                                    22,596
                                                                                             ----------
              TELECOMMUNICATION SERVICES (1.6%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
    44,200    AT&T, Inc.                                                                          1,514
   129,200    BellSouth Corp.                                                                     5,827
    34,800    NeuStar, Inc. "A"*                                                                  1,017
   351,800    Verizon Communications, Inc.                                                       13,016
                                                                                             ----------
                                                                                                 21,374
                                                                                             ----------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
   103,050    Sprint Nextel Corp.                                                                 1,926
                                                                                             ----------
              Total Telecommunication Services                                                   23,300
                                                                                             ----------
              UTILITIES (3.9%)
              ----------------
              ELECTRIC UTILITIES (1.2%)
   132,800    Entergy Corp.                                                                      11,398
   140,100    Pinnacle West Capital Corp.                                                         6,698
                                                                                             ----------
                                                                                                 18,096
                                                                                             ----------
              MULTI-UTILITIES (2.7%)
   235,700    CenterPoint Energy, Inc.                                                            3,649
   154,300    Dominion Resources, Inc.                                                           12,497
   313,300    Duke Energy Corp.                                                                   9,913
   201,400    MDU Resources Group, Inc.                                                           5,172
   350,500    Xcel Energy, Inc.                                                                   7,735
                                                                                             ----------
                                                                                                 38,966
                                                                                             ----------
              Total Utilities                                                                    57,062
                                                                                             ----------
              Total Common Stocks (cost: $1,247,802)                                          1,404,811
                                                                                             ----------

10

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

                                                                                                 MARKET
    NUMBER                                                                                        VALUE
 OF SHARES    SECURITY                                                                            (000)
-------------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (0.3%)
    28,100    MidCap SPDR Trust Series 1(a) (cost: $3,611)                                   $    4,025
                                                                                             ----------
              Total Equity Securities (cost: $1,251,413)                                      1,408,836
                                                                                             ----------

              MONEY MARKET INSTRUMENTS (2.3%)

              MONEY MARKET FUNDS (2.3%)
32,624,752    SSgA Prime Money Market Fund, 5.19%(c) (cost: $32,625)                             32,625
                                                                                             ----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (10.1%)(d)

              MONEY MARKET FUNDS (0.0%)(b)
   305,717    AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.25%(c)                       306
                                                                                             ----------

 PRINCIPAL
    AMOUNT
     (000)
----------
              CORPORATE OBLIGATIONS (3.1%)
   $15,000    Bank of America, N.A., 5.36%(e), 6/13/2007                                         15,006
    11,300    Canadian Imperial Bank of Commerce, Yankee CD, 5.48%(e), 1/30/2007                 11,304
    17,975    HSBC Bank, 5.41%(e), 12/14/2006                                                    17,976
                                                                                             ----------
              Total Corporate Obligations                                                        44,286
                                                                                             ----------

              REPURCHASE AGREEMENTS (7.0%)(f)
    14,000    Credit Suisse First Boston LLC, 5.30%, acquired on 10/31/2006 and due
                11/01/2006 at $14,000 (collateralized by $13,980 of Freddie Mac Notes(g),
                6.00%, due 8/18/2016; market value $14,282)                                      14,000
     5,000    Deutsche Bank Securities, Inc., 5.29%, acquired on 10/31/2006 and due
                11/01/2006 at $5,000 (collateralized by $5,035 of Federal Home Loan Bank
                Bonds(g), 5.00%, due 12/21/2015; market value $5,104)                             5,000
    50,000    Merrill Lynch Government Securities, Inc., 5.29%, acquired on 10/31/2006 and due 11/01/2006 at $50,000 (collateralized by $49,720 of U.S. Treasury
                Notes, 4.88%, due 8/15/2016; market value $51,004)                               50,000
    33,000    Morgan Stanley & Co., Inc., 5.28%, acquired on 10/31/2006 and due 11/01/2006 at $33,000 (collateralized by $33,775 of Federal Home Loan Bank Discount
                Notes(g), 5.19%(h), due 11/24/2006; market value $33,660)                        33,000
                                                                                             ----------
              Total Repurchase Agreements                                                       102,000
                                                                                             ----------
              Total Short-Term Investments Purchased With Cash Collateral From Securities
                Loaned (cost: $146,586)                                                         146,592
                                                                                             ----------

              TOTAL INVESTMENTS (COST: $1,430,624)                                           $1,588,053
                                                                                             ==========

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH & INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

        USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

        A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

           1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

           2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

           3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

           4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

           5. Repurchase agreements are valued at cost, which approximates market value.

           6. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

12

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

           7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

        B. As of October 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2006, were $179,125,000 and $21,696,000, respectively, resulting in net unrealized appreciation of $157,429,000.

        C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,450,323,000 at October 31, 2006, and, in total, may not equal 100%.

        D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

        E. CD - Certificate of deposit.

        F. SPDR - Standard & Poor's depositary receipt, or "Spider," is an exchange-traded fund based on either the S&P 500 Index or the S&P MidCap 400 Index, and is traded on the American Stock Exchange
           (AMEX).

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) The security or a portion thereof was out on loan as of October 31, 2006. The aggregate fair market value of the loaned portion of these securities as of October 31, 2006, was approximately $141,035,000.

        (b) Represents less than 0.1% of net assets.

        (c) Rate represents the money market fund annualized seven-day yield at October 31, 2006.

        (d) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH & INCOME FUND
OCTOBER 31, 2006 (UNAUDITED)

        (e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2006.

        (f) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

        (g) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        (h) Zero-coupon security. Rate represents the effective yield at the date of purchase.

        * Non-income-producing security for the 12 months preceding October 31, 2006.

14

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

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

       USAA SELF-SERVICE      For account balance, last transaction, fund
        TELEPHONE SYSTEM      prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48451-1206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-28-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-28-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    12-28-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.